Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Utilities Portfolio	Apr. 29, 2024
VIP Utilities Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(1.12%)
Past 5 years	8.48%
Past 10 years	9.06%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1528
Average Annual Return:
Past 1 year	(7.37%)
Past 5 years	6.46%
Past 10 years	8.64%